Sale Of Vision Bank Business - Schedule of Balance Sheet of SEPH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans	$ 4,620,505	$ 4,450,322	$ 4,317,099
OREO	34,636	35,718
Other assets	506,046	464,962
Total assets	6,638,347	6,642,803	6,972,245
Other liabilities	63,786	70,329
Total liabilities and shareholders’ equity	$ 6,638,347	$ 6,642,803